UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21496
                                                     ---------

  Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios, LP
                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                            ------------

                      Date of fiscal year end: November 30
                                               -----------

                    Date of reporting period: August 31, 2007
                                              ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)

                                                                                                              MARKET
   SHARES                  DESCRIPTION (a)                                                                     VALUE
------------   ----------------------------------------------------------------------------------------   ---------------
COMMON STOCKS - 71.4%

               AUSTRALIA - 34.4%
     691,500   Asciano Group ..........................................................................   $    4,838,948
     330,015   Australian Pipeline Trust ..............................................................        1,004,776
  10,050,961   Babcock & Brown Infrastructure Group ...................................................       14,066,835
   1,002,422   Challenger Infrastructure Fund, Class A ................................................        3,175,077
  13,559,607   Envestra Ltd. ..........................................................................       12,318,640
     588,148   Hastings Diversified Utilities Fund ....................................................        1,781,070
  13,555,101   SP AusNet ..............................................................................       14,755,267
   9,940,000   Spark Infrastructure Group .............................................................       15,131,850
   3,263,447   Transurban Group .......................................................................       19,124,157
                                                                                                          --------------
                                                                                                              86,196,620
                                                                                                          --------------

               AUSTRIA - 0.1%
       2,926   Flughafen Wien AG ......................................................................          292,967
                                                                                                          --------------

               FRANCE - 0.5%
       9,810   Aeroports de Paris .....................................................................        1,122,414
                                                                                                          --------------

               ITALY - 8.5%
     478,000   Enel SPA ...............................................................................        4,935,756
   1,613,728   Snam Rete Gas SPA ......................................................................        9,502,151
   1,900,000   Terna SPA ..............................................................................        6,716,571
                                                                                                          --------------
                                                                                                              21,154,478
                                                                                                          --------------

               JAPAN - 0.6%
         190   East Japan Railway Co. .................................................................        1,514,552
                                                                                                          --------------

               NEW ZEALAND - 4.0%
   4,751,832   Auckland International Airport, Ltd. ...................................................       10,111,768
                                                                                                          --------------

               SPAIN - 6.4%
     159,800   Cintra Concesiones de Infraestructuras de Transporte SA ................................        2,512,113
     147,000   Enagas SA ..............................................................................        3,344,186
     225,000   Red Electrica de Espana ................................................................       10,120,831
                                                                                                          --------------
                                                                                                              15,977,130
                                                                                                          --------------

               SWITZERLAND - 0.4%
       2,740   Flughafen Zuerich AG ...................................................................        1,013,136
                                                                                                          --------------

               UNITED KINGDOM - 16.5%
     442,308   Kelda Group plc ........................................................................        7,776,525
     570,329   Pennon Group plc .......................................................................        6,916,805
     483,299   Severn Trent plc .......................................................................       13,301,280
     951,994   United Utilities plc ...................................................................       13,282,656
                                                                                                          --------------
                                                                                                              41,277,266
                                                                                                          --------------

               TOTAL COMMON STOCKS ....................................................................      178,660,331
               (Cost $151,171,109)                                                                        --------------


                See Notes to Quarterly Portfolio of Investments.          Page 1

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)

                                                                                                              MARKET
   SHARES                  DESCRIPTION (a)                                                                     VALUE
------------   ----------------------------------------------------------------------------------------   ---------------
MASTER LIMITED PARTNERSHIPS - 11.4%

               UNITED STATES - 11.4%
     151,190   Amerigas Partners, L.P. ................................................................   $    5,300,721
      44,760   Duncan Energy Partners, L.P. ...........................................................        1,073,345
      90,200   Enbridge Energy Partners, L.P. .........................................................        4,599,298
      70,000   Energy Transfer Partners, L.P. .........................................................        3,642,800
     115,050   Enterprise Products Partners, L.P. .....................................................        3,395,126
      70,000   Kinder Morgan Energy Partners, L.P. ....................................................        3,520,300
     136,831   Magellan Midstream Partners, L.P. ......................................................        5,883,733
      18,608   NuStar, L.P. ...........................................................................        1,157,976
                                                                                                          --------------

               TOTAL MASTER LIMITED PARTNERSHIPS ......................................................       28,573,299
               (Cost $23,763,606)                                                                         --------------

CANADIAN INCOME TRUSTS - 14.0%
   1,000,300   Northland Power Income Fund ............................................................       11,755,419
     850,300   Pembina Pipeline Income Fund ...........................................................       13,398,667
     691,800   The Consumers' Waterheater Income Fund .................................................        9,905,318
                                                                                                          --------------

               TOTAL CANADIAN INCOME TRUSTS ...........................................................       35,059,404
               (Cost $22,071,863)                                                                         --------------

 PRINCIPAL                                                RATINGS (b)                         STATED          MARKET
   VALUE                   DESCRIPTION (a)                MOODY'S S&P        COUPON        MATURITY (c)        VALUE
------------   --------------------------------------   --------------   ---------------   ------------   ---------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - 34.2%

               BROADCASTING & CABLE TV - 3.4%
$  3,000,000   Charter Communications
                  Operating, LLC ....................     B1      B+          7.36%          03/06/14          2,833,662
   2,964,975   CSC Holdings, Inc. ...................     Ba2     BB          7.07%          03/29/13          2,839,494
   3,000,000   UPC Distribution Holding B.V. ........     Ba3     B           7.13%          12/31/14          2,805,000
                                                                                                          --------------
                                                                                                               8,478,156
                                                                                                          --------------

               ELECTRIC UTILITIES - 5.4%
   1,000,000   Astoria Generating Co.
                  Acquisitions, LLC (e) .............     B3      B           9.11%          08/23/13            979,167
   2,992,500   Calpine Corp. DIP (f) ................   NR (g)  NR (g)        7.61%          03/29/09          2,893,107
     557,431   Cogentrix Delaware Holdings, Inc. ....     Ba2    BB+          6.86%          04/14/12            540,708
   3,993,299   Covanta Energy Corp. .................     Ba2     BB       6.86%-6.88%       02/09/14          3,818,592
     797,576   Mirant North America, LLC ............     Ba3    BB-          7.42%          01/03/13            775,310
   2,994,697   NRG Energy, Inc. .....................     Ba1     BB       7.01%-7.11%       02/01/13          2,877,047
   1,041,457   Riverside Energy Center, LLC .........     B1      B           9.82%          06/24/11          1,032,778
     724,558   Rocky Mountain Energy
                  Center, LLC .......................     B1      B        9.82%-9.92%       06/24/11            718,520
                                                                                                          --------------
                                                                                                              13,635,229
                                                                                                          --------------


Page 2          See Notes to Quarterly Portfolio of Investments.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)

 PRINCIPAL                                                RATINGS (b)                         STATED          MARKET
   VALUE                   DESCRIPTION (a)                MOODY'S S&P        COUPON        MATURITY (c)        VALUE
------------   --------------------------------------   --------------   ---------------   ------------   ---------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - (CONTINUED)

               ENVIRONMENTAL & FACILITIES SERVICES - 1.4%
$    505,642   EnergySolutions, LLC .................   NR (g)  NR (g)     7.66%-7.84%       06/07/13     $      483,521
   1,641,509   EnergySolutions, LLC .................   NR (g)  NR (g)        7.84%          08/09/13          1,569,693
   1,500,000   EnviroSolutions Real Property
                  Holdings, Inc. ....................     B1      B           8.89%          07/07/12          1,410,000
                                                                                                          --------------
                                                                                                               3,463,214
                                                                                                          --------------

               HEALTH CARE FACILITIES - 4.4%
   2,985,000   HCA, Inc. ............................    Ba3      BB          7.61%          11/17/13          2,870,964
   2,992,500   Health Management Associates, Inc. ...    Ba2     BB-          7.11%          02/28/14          2,806,406
   2,540,499   Lifepoint Hospitals, Inc. ............    Ba2      BB          7.17%          04/15/12          2,448,934
   2,932,500   Select Medical Corp. .................    Ba2     BB-       7.36%-9.25%       02/24/12          2,767,547
                                                                                                          --------------
                                                                                                              10,893,851
                                                                                                          --------------

               HEALTH CARE SERVICES - 1.3%
   3,283,449   CHSI/ Community Health
                  Systems, Inc. .....................    Ba3      BB          7.76%          07/25/14          3,148,920
     216,551   CHSI/ Community Health
                  Systems, Inc. (h) .................    Ba3      BB        0.50% (i)        07/25/14            207,678
                                                                                                          --------------
                                                                                                               3,356,598
                                                                                                          --------------

               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 5.2%
   2,000,000   Bicent Power, LLC ....................    Ba3     BB-          7.36%          07/10/14          1,930,000
   1,196,250   Broadway Gen Funding, LLC ............     B1     BB-          7.36%          05/01/14          1,133,447
     972,302   Coleto Creek Power, L.P. .............     B1     BB-          8.11%          06/28/13            933,410
   3,000,000   Dynegy Holdings, Inc. ................    Ba1     BB-          7.01%          04/12/13          2,847,000
     933,333   Longview Power, LLC (h) ..............    Ba3      BB     0.75% (i)-7.81%     02/28/14            867,223
   1,066,667   Longview Power, LLC ..................    Ba3      BB          7.63%          02/28/14            991,111
     886,615   NE Energy, Inc. ......................     B1     BB-          7.86%          11/01/13            859,278
   2,466,931   Northern Star Holdings II LLC and
                  NSG Holdings II LLC ...............    Ba2      BB          6.86%          06/15/14          2,368,254
   1,000,000   NRG Holdings, Inc. (h) ...............     B2      B-        0.50% (i)        06/08/14            963,750
                                                                                                          --------------
                                                                                                              12,893,473
                                                                                                          --------------

               MANAGED HEALTH CARE - 2.2%
   2,089,782   IASIS Healthcare Corp. ...............    Ba2      B+          7.36%          03/15/14          1,950,028
     715,838   IASIS Healthcare Corp. (h) ...........    Ba2      B+     1.00% (i)-7.36%     03/15/14            667,966
     190,890   IASIS Healthcare Corp. ...............    Ba2      B+          7.62%          03/15/14            178,124
   2,965,168   Vanguard Health Systems, Inc. ........    Ba3      B+          7.61%          09/23/11          2,835,442
                                                                                                          --------------
                                                                                                               5,631,560
                                                                                                          --------------

               MULTI-UTILITIES - 1.1%
   3,000,000   KGEN, LLC ............................    Ba3      BB          7.13%          02/08/14          2,850,000
                                                                                                          --------------

               OIL & GAS EQUIPMENT & SERVICES - 1.1%
   2,388,358   Targa Resources, Inc. ................    Ba3      B+       7.36%-7.54%       10/31/12          2,300,784
     583,416   Targa Resources, Inc. ................    Ba3      B+          7.35%          10/31/12            562,024
                                                                                                          --------------
                                                                                                               2,862,808
                                                                                                          --------------


                See Notes to Quarterly Portfolio of Investments.          Page 3

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)

 PRINCIPAL                                                RATINGS (b)                         STATED          MARKET
   VALUE                   DESCRIPTION (a)                MOODY'S S&P        COUPON        MATURITY (c)        VALUE
------------   --------------------------------------   --------------   ---------------   ------------   ---------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - (CONTINUED)

               OIL & GAS EXPLORATION & PRODUCTION - 1.1%
$  1,804,085   Plains Resources, Inc. ...............    Ba2      BB          6.95%          08/12/11     $    1,749,962
   1,122,914   SemCrude, L.P. .......................    Ba2      B+          7.11%          05/08/12          1,092,034
                                                                                                          --------------
                                                                                                               2,841,996
                                                                                                          --------------

               OIL & GAS REFINING, MARKETING & TRANSPORTATION - 3.1%
   1,968,741   Eagle Rock Gas Gathering &
                  Processing, Ltd. ..................     NR      NR          8.11%          12/03/12          1,919,522
   3,000,000   El Paso Corp. ........................    Ba3      B+          7.12%          07/31/11          2,938,125
   3,000,000   Energy Transfer Equity, L.P. .........    Ba2      NR          7.11%          02/08/12          2,906,250
                                                                                                          --------------
                                                                                                               7,763,897
                                                                                                          --------------

               OIL & GAS STORAGE & TRANSPORTATION - 1.1%
   2,909,091   Kinder Morgan, Inc. ..................    Ba2     BB-       7.07%-7.12%       05/30/14          2,759,092
                                                                                                          --------------

               PUBLISHING - 0.4%
     985,000   Quebecor Media, Inc. .................     B1      B           7.36%          01/17/13            952,988
                                                                                                          --------------

               RAILROADS - 1.2%
   3,000,000   Railamerica Transportation Corp. .....     NR      NR          7.81%          08/14/08          2,902,500
                                                                                                          --------------

               WIRELESS TELECOMMUNICATION SERVICES - 1.8%
   2,493,750   Crown Castle Operating Co. ...........    Ba3     BB+       6.82%-6.84%       01/09/14          2,369,063
   2,100,000   Windstream Corp. .....................    Baa3    BBB-         6.86%          07/17/13          2,040,150
                                                                                                          --------------
                                                                                                               4,409,213
                                                                                                          --------------

               TOTAL SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) .....................................       85,694,575
               (Cost $89,440,275)                                                                         --------------

 PRINCIPAL                                                                                                    MARKET
   VALUE                   DESCRIPTION (a)                                                                     VALUE
------------   ----------------------------------------------------------------------------------------   ---------------
REPURCHASE AGREEMENT - 3.3%
(Cost $8,200,000)
   8,200,000   Agreement with Deutsche Bank Securities Inc., 5.15% dated 08/31/07 to be repurchased at $8,204,692 on 09/04/07, collateralized by $8,364,000
                  Freddie Mac, 6.13% due 05/23/16 .....................................................        8,200,000
                                                                                                          --------------

               TOTAL INVESTMENTS - 134.3% .............................................................      336,187,609
               (Cost $294,646,853) (j)

               LOAN OUTSTANDING - (33.2)% .............................................................      (83,000,000)
               NET OTHER ASSETS AND LIABILITIES - (1.1)% ..............................................       (2,900,301)
                                                                                                          --------------
               NET ASSETS - 100.0% ....................................................................   $  250,287,308
                                                                                                          ==============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.


Page 4          See Notes to Quarterly Portfolio of Investments.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)

      (c) Senior Loans generally are subject to mandatory and/or optional prepayment. Prepayment of Senior Loans may occur because of the mandatory prepayment conditions or because there may be significant economic incentives for a borrower to optionally prepay. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown. Senior Loans generally have maturities that range from five to eight years; however, the Fund estimates that refinancing and prepayments result in an average maturity of the Senior Loans held in its portfolio to be approximately 18-30 months.

      (d) Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally
            (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate.

      (e)   This issue is secured by a second lien on the issuer's assets.

      (f)   This borrower has filed for protection in federal bankruptcy court.

      (g) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.

      (h)   Delayed draw loan (See Note 1D)

      (i)   Represents commitment fee rate on delayed draw loans.

      (j) Aggregate cost for federal income tax and financial reporting purposes.

      DIP   Debtor in Possession

       NR   Not Rated

                See Notes to Quarterly Portfolio of Investments.          Page 5

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)

INDUSTRY DIVERSIFICATION (a) (b)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash/Cash Equivalents                                   2.4%
Diversified Consumer Services                           3.9%
Electric Utilities                                     15.0%
Gas Utilities                                          18.7%
Independent Power Producers & Energy Traders            3.5%
Multi-Utilities                                         5.0%
Retail                                                  1.6%
Senior-Secured Loans                                   25.5%
Transportation Infrastructure                          12.1%
Water Utilities                                        12.3%

COUNTRY DIVERSIFICATION (a) (b)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Japan                                                   0.5%
France                                                  0.3%
Switzerland                                             0.3%
Austria                                                 0.1%
Australia                                              25.6%
Senior-Secured Loans                                   25.5%
United Kingdom                                         12.3%
Canada                                                 10.4%
United States                                           8.5%
Italy                                                   6.3%
Spain                                                   4.8%
New Zealand                                             3.0%
Cash/Cash Equivalents                                   2.4%

      (a) Percentages are based upon total investments. Please note that percentages shown on the Portfolio of Investments are based on net assets.

      (b) For these Industry and Country Diversification charts, only the Core Component of the portfolio of investments is presented in detail by the industry, with the Senior Floating-Rate Term Loans Component of the portfolio included in total, 100% of which are United States Senior Floating-Rate Term Loans. The two components of the Fund's portfolio are defined in the Fund's prospectus.


Page 6          See Notes to Quarterly Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                           AUGUST 31, 2007 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

The Senior Floating-Rate Term Loans ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                           AUGUST 31, 2007 (UNAUDITED)

B. REPURCHASE AGREEMENTS:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Distributions received from the Fund's investments in Master Limited Partnerships ("MLPs") generally are comprised of return of capital from the MLP to the extent of the cost basis of such MLP investments.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At August 31, 2007, the Fund had no when-issued or delayed-delivery purchase commitments.

D. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded delayed draw loan commitments of approximately $2,213,689 as of August 31, 2007. The Fund is obligated to fund these loan commitments at the borrower's discretion.

                    2. UNREALIZED APPRECIATION (DEPRECIATION)

As of August 31, 2007, the aggregate gross unrealized appreciation of all securities in which there was an excess of value over tax cost was $46,316,234 and the aggregate gross unrealized depreciation of all securities in which there was an excess of tax cost over value was $4,775,478.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Macquarie/First Trust Global Infrastructure/Utilities Dividend &
              ----------------------------------------------------------------
              Income Fund
              -----------

By (Signature and Title)*  /s/ James A. Bowen
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date                       October 23, 2007
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James A. Bowen
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date                       October 23, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Mark R. Bradley
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date                       October 26, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.